Note 16 - Reconciliation of Beginning and Ending Balances of Assets Measured With Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Major US Plans [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	$ 4,160
Fair value of plan assets at end of period	3,793	$ 4,160
Major US Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	69
Net Realized and Unrealized Gains/(Losses)	7
Net Purchases and Sales	(18)
Fair value of plan assets at end of period	58	69
Major US Plans [Member] | Real Estate [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	139
Fair value of plan assets at end of period	130	139
Major US Plans [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	41
Net Realized and Unrealized Gains/(Losses)	6
Net Purchases and Sales	(13)
Fair value of plan assets at end of period	34	41
Major US Plans [Member] | Private Equity Funds [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	780
Fair value of plan assets at end of period	768	780
Major US Plans [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	28
Net Realized and Unrealized Gains/(Losses)	1
Net Purchases and Sales	(5)
Fair value of plan assets at end of period	24	28
Major Non-U.S. Plans [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	795
Fair value of plan assets at end of period	728	795
Major Non-U.S. Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	69	101
Net Realized and Unrealized Gains/(Losses)		(12)
Net Purchases and Sales		(20)
Fair value of plan assets at end of period		69
Major Non-U.S. Plans [Member] | Real Estate [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	2
Fair value of plan assets at end of period	2	2
Major Non-U.S. Plans [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	41	47
Net Purchases and Sales		(6)
Fair value of plan assets at end of period		41
Major Non-U.S. Plans [Member] | Private Equity Funds [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	56
Fair value of plan assets at end of period	61	56
Major Non-U.S. Plans [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Reconciliation Of Assets Measured With Significant Unobservable Inputs [Line Items]
Fair value of plan assets at beginning of period	$ 28	54
Net Realized and Unrealized Gains/(Losses)		(12)
Net Purchases and Sales		(14)
Fair value of plan assets at end of period		$ 28